Long-term debt (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Non-convertible debentures denominated in Brazilian Reais
Balance	$ 3,008			$ 3,008		$ 2,796
Indexation rates applied to debt
TJLP - Long-Term Interest Rate (effective rate as a percent)	1.50%	4.50%	1.50%	3.00%	3.00%
IGP-M - General Price Index - Market	0.7	2.4	2.8	3.1	5.7
Appreciation (devaluation) of Real against US dollar	4.2	2.3	(1.1)	6.5	(3.3)
2nd Series
Non-convertible debentures denominated in Brazilian Reais
Issued				400,000
Outstanding				400,000
Maturity				November-2013
Interest				100%CDI+0.25%
Balance	2,596			2,596		2,429
Tranche B
Non-convertible debentures denominated in Brazilian Reais
Issued				5
Outstanding				5
Maturity				No Due Date
Interest				6.5%p.a+IGp-DI
Balance	412			412		367
Long-term portion	412			412
Long-Term Portion
Non-convertible debentures denominated in Brazilian Reais
Long-term portion	2,974			2,974		2,767
Accrued Charges
Non-convertible debentures denominated in Brazilian Reais
Accrued charges	$ 33			$ 33		$ 29